Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.95%
Communication services: 3.67%
Entertainment: 1.69%
Activision Blizzard Incorporated	183,600	$ 12,214,908
Media: 1.98%
Omnicom Group Incorporated	196,350	14,386,565
Consumer discretionary: 17.28%
Auto components: 2.94%
Gentex Corporation	612,200	21,335,170
Household durables: 5.81%
Helen of Troy Limited †	118,050	28,859,684
Whirlpool Corporation	56,700	13,305,222
		42,164,906
Leisure products: 1.57%
Hasbro Incorporated	112,020	11,401,396
Specialty retail: 2.07%
American Eagle Outfitters Incorporated	592,830	15,010,456
Textiles, apparel & luxury goods: 4.89%
Gildan Activewear Incorporated	540,130	22,896,111
HanesBrands Incorporated	754,700	12,618,584
		35,514,695
Consumer staples: 2.61%
Food products: 2.61%
General Mills Incorporated	171,900	11,582,622
Ingredion Incorporated	75,820	7,327,245
		18,909,867
Energy: 1.70%
Oil, gas & consumable fuels: 1.70%
The Williams Companies Incorporated	475,000	12,369,000
Financials: 23.91%
Banks: 0.89%
Commerce Bancshares Incorporated	94,402	6,489,193
Capital markets: 2.35%
State Street Corporation	183,040	17,022,720
Consumer finance: 2.54%
FirstCash Holdings Incorporated	246,615	18,449,268
Insurance: 16.25%
Alleghany Corporation †	26,100	17,424,099
Arch Capital Group Limited †	545,100	24,229,695
Fidelity National Financial Incorporated	413,850	21,594,693
Globe Life Incorporated	182,300	17,085,156
Progressive Corporation	148,294	15,222,379
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Insurance (continued)
RenaissanceRe Holdings Limited	74,370	$ 12,593,072
The Allstate Corporation	83,200	9,788,480
		117,937,574
Thrifts & mortgage finance: 1.88%
Essent Group Limited	300,000	13,659,000
Health care: 11.95%
Health care equipment & supplies: 6.41%
Baxter International Incorporated	165,950	14,245,148
Dentsply Sirona Incorporated	295,400	16,480,366
Integra LifeSciences Holdings Corporation †	235,760	15,793,562
		46,519,076
Health care providers & services: 1.09%
Laboratory Corporation of America Holdings †	25,150	7,902,382
Life sciences tools & services: 2.45%
Syneos Health Incorporated †	173,030	17,766,720
Pharmaceuticals: 2.00%
Perrigo Company plc	373,510	14,529,539
Industrials: 24.89%
Aerospace & defense: 3.85%
BWX Technologies Incorporated	285,250	13,657,770
Huntington Ingalls Industries Incorporated	76,400	14,266,936
		27,924,706
Building products: 1.80%
Armstrong World Industries Incorporated	112,590	13,073,951
Commercial services & supplies: 2.68%
IAA Incorporated †	384,230	19,449,723
Electrical equipment: 2.26%
Acuity Brands Incorporated	26,520	5,614,814
AMETEK Incorporated	73,300	10,778,032
		16,392,846
Machinery: 8.32%
Colfax Corporation †	350,122	16,095,108
Gates Industrial Corporation plc †	440,300	7,005,173
PACCAR Incorporated	115,700	10,211,682
Stanley Black & Decker Incorporated	69,640	13,135,497
Woodward Incorporated	127,350	13,939,731
		60,387,191
Professional services: 2.70%
Leidos Holdings Incorporated	221,000	19,646,900
Trading companies & distributors: 3.28%
AerCap Holdings NV †	364,000	23,812,880
See accompanying notes to portfolio of investments

2  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Information technology: 8.08%
Electronic equipment, instruments & components: 4.93%
Arrow Electronics Incorporated †	200,266	$ 26,889,716
TE Connectivity Limited	55,210	8,907,581
		35,797,297
IT services: 1.54%
Amdocs Limited	149,100	11,158,644
Semiconductors & semiconductor equipment: 1.61%
MKS Instruments Incorporated	67,050	11,678,099
Materials: 1.42%
Metals & mining: 1.42%
Reliance Steel & Aluminum Company	63,650	10,325,303
Utilities: 2.44%
Gas utilities: 2.44%
Atmos Energy Corporation	169,120	17,718,702
Total Common stocks (Cost $532,730,747)		710,948,677

		Yield
Short-term investments: 1.93%
Investment companies: 1.93%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	14,024,983	14,024,983
Total Short-term investments (Cost $14,024,983)				14,024,983
Total investments in securities (Cost $546,755,730)	99.88%			724,973,660
Other assets and liabilities, net	0.12			868,519
Total net assets	100.00%			$725,842,179

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,643,193	$54,895,416	$(47,513,626)	$0	$0	$14,024,983	14,024,983	$818
Securities Lending Cash Investments LLC	0	31,497,910	(31,497,910)	0	0	0	0	192#
				$0	$0	$14,024,983		$1,010

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring C&B Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring C&B Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,601,473	$0	$0	$26,601,473
Consumer discretionary	125,426,623	0	0	125,426,623
Consumer staples	18,909,867	0	0	18,909,867
Energy	12,369,000	0	0	12,369,000
Financials	173,557,755	0	0	173,557,755
Health care	86,717,717	0	0	86,717,717
Industrials	180,688,197	0	0	180,688,197
Information technology	58,634,040	0	0	58,634,040
Materials	10,325,303	0	0	10,325,303
Utilities	17,718,702	0	0	17,718,702
Short-term investments
Investment companies	14,024,983	0	0	14,024,983
Total assets	$724,973,660	$0	$0	$724,973,660
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring C&B Mid Cap Value Fund